Net Loss Per Share - Schedule of Anti-dilutive Securities Excluded from Computation of Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares Issuable Upon Exercise of Share Option and Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share	22,773,654	70,886,760	63,412,260
Shares Issuable Upon Conversion of Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share		980,600,231	777,976,134